Contract Assets - Schedule of Contract Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Jan. 01, 2024
Contract assets arising from:
Total contract assets	$ 17,898,042	$ 11,825,444	$ 16,024,969
Internet leads generation and marketing service income [Member]
Contract assets arising from:
Total contract assets	17,827,953	11,815,345	15,997,795
Marketing and events income [Member]
Contract assets arising from:
Total contract assets	$ 70,089	$ 10,099	$ 27,174